Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 33,428	$ 26,032	$ 28,079
Cost of goods sold	(25,951)	(21,327)	(21,832)
Other, net	(1,148)	(811)	(924)
Interest expense	(596)	(678)	(798)
Income taxes	(342)	50	271
Net income (loss)	1,760	(438)	$ 1,454
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(99)	(172)
Reclassification out of accumulated other comprehensive income | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	(2)	7
Cost of goods sold	11	(31)
Other, net	4	(6)
Interest expense	(3)	5
Income taxes	(1)	(1)
Net income (loss)	9	(26)
Reclassification out of accumulated other comprehensive income | Change in retirement plans’ funded status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	41	47
Amortization of prior service cost	(136)	(130)
Reclassification out of accumulated other comprehensive income | Defined benefit plans adjustment including portion attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(13)	(63)
Net income (loss)	$ (108)	$ (146)